Financial Instruments and Financial Risk Management - Summary of Derivatives Not Designated as Hedging Instruments and Embedded Derivatives (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Settlement pricing adjustments	$ 109	$ (32)
Swap contract | Zinc
Disclosure of detailed information about financial instruments [line items]
Settlement pricing adjustments	12	(4)
Swap contract | Lead
Disclosure of detailed information about financial instruments [line items]
Settlement pricing adjustments	(5)	(2)
Settlement receivables and payables
Disclosure of detailed information about financial instruments [line items]
Settlement pricing adjustments	47	(49)
Embedded Derivatives | Zinc
Disclosure of detailed information about financial instruments [line items]
Settlement pricing adjustments	(1)	1
Embedded Derivatives | Gold
Disclosure of detailed information about financial instruments [line items]
Settlement pricing adjustments	28	15
Embedded Derivatives | Silver
Disclosure of detailed information about financial instruments [line items]
Settlement pricing adjustments	$ 28	$ 7